Note 5 - Long-Term Debt (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Note 5 - Long-Term Debt (Details) [Line Items]
Limited Dividends Percentage Loans to Profits	60.00%
Restricted Cash and Cash Equivalents (in Dollars)	$ 10,921,508		$ 9,926,011
Interest Expense, Debt (in Dollars)	$ 884,341	$ 958,286
Debt Instrument Margin Percentage Above LIBOR	2.81%
Debt, Weighted Average Interest Rate	3.11%
London Interbank Offered Rate (LIBOR) [Member]
Note 5 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.28%